Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains (losses), net of related tax effect	$ 8,000,000	$ 6,000,000	$ (1,000,000)
Components of available-for-sale investments
Debt security	2,796,885,000	2,269,670,000	668,263,000
Total	2,860,950,000	2,318,714,000	722,770,000
Unrealized Gains (Losses), Net
Unrealized Gains	10,243,000	7,741,000	2,625,000
Unrealized (Losses)	(1,036,000)	(1,144,000)	(4,075,000)
Unrealized Gains (Losses), Net	9,207,000	6,597,000	(1,450,000)
Contractual maturities of restricted and non-restricted marketable investment securities
Debt security with contractual maturities within one year	2,445,000,000	1,866,000,000
Debt securities with contractual maturities after one year through five years	401,000,000	439,000,000
VRDNs
Components of available-for-sale investments
Debt security	122,542,000	124,007,000	100,075,000
Other (including restricted)
Components of available-for-sale investments
Debt security	2,723,022,000	2,181,064,000	622,695,000
Unrealized Gains (Losses), Net
Unrealized Gains	8,094,000	7,335,000	2,625,000
Unrealized (Losses)	(1,036,000)	(1,144,000)	(4,075,000)
Unrealized Gains (Losses), Net	7,058,000	6,191,000	(1,450,000)
Equity Securities
Components of available-for-sale investments
Equity security	15,386,000	13,643,000
Unrealized Gains (Losses), Net
Unrealized Gains	2,149,000	406,000
Unrealized Gains (Losses), Net	$ 2,149,000	$ 406,000